FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of company's financial assets that are measured at fair value on a recurring basis

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2023
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in the Trust Account	$234,364,451	$234,364,451	$—	$—
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

Schedule of fair value of the private placement warrants

	December 31, 2023	December 31, 2022
Stock price	$11.05	$10.14
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.28	5.27
Volatility	2.80%	2.6%
Risk-free rate	3.77%	3.91%
Fair value	$0.02	$0.02

Schedule of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value on a recurring basis

Fair value at December 31, 2022	$143,000
Change in fair value of Private Placement Warrants	—
Fair value at December 31, 2023	$143,000
Fair value at December 31, 2021	$3,289,000
Change in fair value of Private Placement Warrants	(3,146,000)
Fair value at December 31, 2022	$143,000